Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Line Items]
Related Party Transactions

17.     Related Party Transactions

Consulting Agreement with Dr. Andrew Pecora

On September 1, 2017, the Company entered into a scientific and clinical advisor agreement (the “SAB Agreement”) with Dr. Andrew Pecora, a member of the Company’s board of directors, for the provision of consulting and advisory services. The SAB Agreement was superseded by a new SAB Agreement executed by the Company on February 1, 2019.

On April 13, 2020, the Company executed the First Amendment of the SAB Agreement with Dr. Pecora. The term of the First Amendment was six months. It provided for the payment of $20 per month and the issuance of a stock option to purchase 200,000 shares of the Company’s common stock. This consideration was in addition to consideration defined in prior agreements. Upon the execution of the agreement, 100,000 of the options were earned. The remaining 100,000 shares were earned upon Dr. Pecora’s achievement of a performance objective.

On October 15, 2020, the Company executed the Second Amendment to the SAB Agreement with Dr. Pecora. Under the Second Amendment, Dr. Pecora will provide the Company with strategic advice on clinical development operations and strategy and assist in establishing a long-range clinical development plan. Compensation under the arrangement includes: (i) cash consideration of $20 per month, (ii) a one-time cash bonus of $50 upon consummation of a merger, combination, consolidation or similar transaction involving the Company in relation to a transaction with GX Acquisitions Corp., (iii) a non-qualified stock option to purchase 200,000 shares of the Company’s common stock. This non-qualified stock option has not been granted as of March 31, 2021. The original expiration of the Second Amendment was January 31, 2021. On January 31, 2021, the Company executed the amended and restated second amendment to the SAB Agreement which extended the term of the Second Amendment to September 30, 2021, unless earlier terminated by the Company for cause.

Pursuant to the SAB Agreements, the Company paid Dr. Pecora $120 for the three months ended March 31, 2021. Payments made to Dr. Pecora under the SAB Agreement were not material for the three months ended March 31, 2020.

CURA Foundation

During the three months ended March 31, 2020, the Company made a contribution of $125 to the CURA Foundation in support of the International Vatican. Dr. Robin L. Smith serves on the Company’s Board of Directors and is the president and chairperson of the board of the CURA Foundation.

COTA, Inc

In November 2020, Celularity and COTA, Inc. (“COTA”) entered into an Order Schedule (the “Order Schedule No. 2”), to the Master Data License Agreement between Celularity and COTA, dated October 29, 2018, pursuant to which COTA will provide to Celularity the licensed data in connection with AML patients. The COTA Order Schedule No. 2 will terminate on the one-year anniversary following the final licensed data deliverable described therein. Andrew Pecora, M.D., a current member of the Celularity Board, Celularity’s temporary President of Medical Affairs under his consulting agreement, and member of Celularity’s Scientific and Clinical Advisory Board, is the Founder and Chairman of the Board of COTA and Dr. Robin L. Smith, a member of the Celularity Board, is an investor in COTA. The Company paid COTA $149 for the three months ended March 31, 2021.

18.     Related Party Transactions

Sorrento Therapeutics, Inc.

Robin Smith, Jaisim Shah and Henry Ji, current members of the Company’s board of directors, along with David Lemus, a former member of the Company’s board of directors, are affiliated with Sorrento. See Note 10 “Equity” and Note 13 “License and Distribution Agreements” for other related party transactions with Sorrento.

Consulting Agreement with Dr. Andrew Pecora

On September 1, 2017, the Company entered into a scientific and clinical advisor agreement (the “SAB Agreement”) with Dr. Andrew Pecora, a member of the Company’s board of directors, for the provision of consulting and advisory services. The SAB Agreement was superseded by a new SAB Agreement executed by the Company on February 1, 2019.

On April 13, 2020, the Company executed the First Amendment of the SAB Agreement with Dr. Pecora. The term of the First Amendment is six months. It provides for the payment of $20 per month and the issuance of a stock option to purchase 200,000 shares of the Company’s common stock. This consideration is in addition to consideration defined in prior agreements. Upon the execution of the agreement, 100,000 of the options were earned. The remaining 100,000 shares were earned upon Dr. Pecora’s achievement of a performance objective.

On October 15, 2020, the Company executed the Second Amendment to the SAB Agreement with Dr. Pecora. Under the Second Amendment, Dr. Pecora will provide the Company with strategic advice on clinical development operations and strategy and assist in establishing a long-range clinical development plan. Compensation under the arrangement includes: (i) cash consideration of $20 per month, (ii) a one-time cash bonus of $50 upon consummation of a merger, combination, consolidation or similar transaction involving the Company in relation to a transaction with GX Acquisitions Corp., (iii) a non-qualified stock option to purchase 200,000 shares of the Company’s common stock. This non-qualified stock option has not been granted as of December 31, 2020. The non-qualified stock option will vest based on certain defined performance objectives. The term of the Second Amendment expires on January 31, 2021, unless earlier terminated by the Company for cause.

Pursuant to the SAB Agreements, the Company paid Dr. Pecora $460 and $240 for the years ended December 31, 2020 and 2019, respectively.

Consulting Agreements with Mr. David Lemus

On March 4, 2019, the Company entered into a consulting agreement with LEMAX LLC (“LEMAX”), owned by Mr. David Lemus, a former member of the Company’s board of directors, for the provision of consulting and advisory services (the “LEMAX Consulting Agreement”). Pursuant to the LEMAX Consulting Agreement, the Company paid LEMAX $144 during the year ended December 31, 2019. The LEMAX Consulting Agreement terminated in May 2019.

On May 31, 2019, the Company entered into an employment relationship with Mr. Lemus pursuant to which he served as Chief Financial Officer. On November 22, 2019, the Company and Mr. Lemus entered into a separation agreement and release, effective as of December 31, 2019. The entry into the separation agreement effectively terminated the employment relationship.

CURA Foundation

During the year ended December 31, 2020 and 2019, the Company made a contribution of $375 and $125, respectively to the CURA Foundation in support of the International Vatican. Dr. Robin L. Smith, who joined the Company’s Board of Directors in August 2019 and is the president and chairperson of the board of the CURA Foundation.

Cryoport Systems, Inc

During the year ended December 31, 2020, the Company made payments totaling $158 to the Cryoport Systems, Inc (“Cryoport”) for transportation of cryopreserved materials. Payments to Cryoport were not material for the year ended December 31, 2019. The Company’s Chief Executive Officer, Dr. Robert Hariri, M.D, Ph.D., has served on Cryoport’s board of directors since September 2015.

Dragasac Warrants

On January 9, 2020, the Company issued a warrant to Dragasac which provides the right to purchase 8,495,796 shares of Series B at an exercise price the lessor of $5.20 per share or eighty percent of either (i) the value attributed to one share of Series B Preferred Stock upon consummation of a change in control or the closing of a strategic transaction or (ii) the price at which one share of common stock is sold to the public market in an initial public offering. No other existing Series B holders were granted warrants at the time of their issuance. Dragasac had approximately 26% and 30% ownership in the Company’s outstanding shares as of December 31, 2020 and December 31, 2019, respectively.

Stock Purchase Agreement with a Director

On September 18, 2020, a Director of the Company exercised options to purchase 100,000 shares of common stock at a price of $0.21 per share. Subsequent to the aforementioned exercise, the Company and the Director entered into a stock purchase agreement on September 18, 2020 whereby the 100,000 shares of common stock were repurchased by the Company at the then current fair market value of $2.56 per share.

Employment of an Immediate Family Member

Alexandra Hariri, the daughter of Robert J. Hariri, M.D., Ph.D., Celularity’s Chairman and Executive Officer, is employed by Celularity as an Executive Director, Corporate Strategy & Business Development. For the year ended December 31, 2018, Ms. Hariri earned $86 in base salary, $11 in bonus and an equity award which was in line with similar roles at Celularity. Ms. Hariri transitioned to part-time in late 2018, and her base salary for each of the years ended December 31, 2019 and 2020 was $38 per year. In 2021, Ms. Hariri transitioned back to full-time and her base salary is $210. Ms. Hariri has received and continues to be eligible to receive a bonus, equity awards and benefits on the same general terms and conditions as applicable to unrelated employees in similar positions.

Matthew Pecora, the son of Andrew Pecora, M.D., a current member of the Celularity Board, Celularity’s President of Medical Affairs and member of Celularity’s Scientific and Clinical Advisory Board, is employed by Celularity as Manager, Clinical Supply Chain. For the years ended December 31, 2019 and 2020, Mr. Pecora earned $90 and $104, respectively, in base salary and bonus and he earned equity awards which were in line with similar roles at Celularity. For the year ended December 31, 2021, Mr. Pecora’s base salary is $121. Mr. Pecora has received and continues to be eligible to receive a bonus, equity awards and benefits on the same general terms and conditions as applicable to unrelated employees in similar positions.

Gx Acquisition Corp [Member]
Related Party Transactions [Line Items]
Related Party Transactions

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

In September 2018, the Company issued an aggregate of 8,625,000 shares (the “Founder Shares”) to the Sponsor for an aggregate purchase price of $25,000 in cash. In April 2019, the Sponsor contributed back to the Company, for no consideration, 1,437,500 Founder Shares, resulting in an aggregate of 7,187,500 Founder Shares outstanding. The 7,187,500 Founder Shares included an aggregate of up to 937,500 shares subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment option was not exercised in full or in part, so that the Sponsor would collectively own 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering and excluding the Private Placement Warrants and underlying securities). As a result of the underwriter’s election to fully exercise its over-allotment option, 937,500 Founder Shares are no longer subject to forfeiture.

The Sponsor has agreed not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) the date on which the Company completes a liquidation, merger, capital stock exchange or similar transaction that results in the shareholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.

Promissory Note — Related Party

On September 24, 2018, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note was non-interest bearing and was payable on the earlier of March 31, 2019 or the completion of the Initial Public Offering. On March 29, 2019, the Sponsor and the Company, for no consideration, agreed to extend the maturity date of the Note from the earlier of March 31, 2019 or the completion of the Initial Public Offering to the earlier of June 30, 2019 or the completion of the Initial Public Offering. The borrowings outstanding under the Note of $280,000 were repaid upon the consummation of the Initial Public Offering on May 23, 2019.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion. Up to $1,500,000 of notes may be converted upon consummation of a Business Combination into additional Private Units at a price of $10.00 per Unit. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of March 31, 2020 there was $120,000 outstanding under the Working Capital Loans.

Administrative Support Agreement

The Company entered into an agreement whereby, commencing on May 20, 2019, the Company began paying an affiliate of the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the three months ended March 31, 2021 and 2020, the Company incurred and paid $30,000 in fees for these services, respectively.

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

In September 2018, the Company issued an aggregate of 8,625,000 shares (the “Founder Shares”) to the Sponsor for an aggregate purchase price of $25,000 in cash. In April 2019, the Sponsor contributed back to the Company, for no consideration, 1,437,500 Founder Shares, resulting in an aggregate of 7,187,500 Founder Shares outstanding. The 7,187,500 Founder Shares included an aggregate of up to 937,500 shares subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment option was not exercised in full or in part, so that the Sponsor would collectively own 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering and excluding the Private Placement Warrants and underlying securities). As a result of the underwriter’s election to fully exercise its over-allotment option, 937,500 Founder Shares are no longer subject to forfeiture.

The Sponsor has agreed not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) the date on which the Company completes a liquidation, merger, capital stock exchange or similar transaction that results in the shareholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.

Promissory Note – Related Party

On September 24, 2018, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note was non-interest bearing and was payable on the earlier of March 31, 2019 or the completion of the Initial Public Offering. On March 29, 2019, the Sponsor and the Company, for no consideration, agreed to extend the maturity date of the Note from the earlier of March 31, 2019 or the completion of the Initial Public Offering to the earlier of June 30, 2019 or the completion of the Initial Public Offering. The borrowings outstanding under the Note of $280,000 were repaid upon the consummation of the Initial Public Offering on May 23, 2019.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion. Up to $1,500,000 of notes may be converted upon consummation of a Business Combination into additional Private Units at a price of $10.00 per Unit. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.

Administrative Support Agreement

The Company entered into an agreement whereby, commencing on May 20, 2019, the Company began paying an affiliate of the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the years ended December 31, 2020 and 2019, the Company incurred and paid $120,000 and $80,000 in fees for these services, respectively.